Property, Equipment And Software, Net	12 Months Ended
Dec. 31, 2011
Property, Equipment And Software, Net [Abstract]
Property, Equipment And Software, Net
9.	PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of December 31
	2010	2011
Equipment and office furniture	10,870	11,714
Leasehold improvements	2,576	2,894
Mask and tooling	1,829	1,758
Motor vehicles	1,284	1,506
Purchased software	3,973	3,614
Construction in progress	2,185	9,891

	22,717	31,377
Less: accumulated depreciation	(13,117)	(15,368)
Impairment loss	—	(1,743)

	9,600	14,266

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were $1,865, $2,798 and $3,997 respectively.

During the year ended December 31, 2011, the Group identified impairment indicators in connection with disposal of the mobile business and other obsolete assets related to the mobile business other than disposal. It was assessed that the future undiscounted cash flows for the property, equipment an software would be lower than its carrying amount. The Group assessed the fair value of the property, equipment an software by reference to the market value for similar assets and recognized an impairment charge, being the difference between the carrying value and the fair value of the equipment, amounting to $1,743. The impairment charge is included in the caption of "Assets impairment" in the consolidated statements of operations and comprehensive loss.